Munificent Seven ETF
Supplement dated September 11, 2026 to the Prospectus and Statement of Additional Information, dated August 17, 2026

Effective immediately, Adela Ghinet will serve as a portfolio manager for Munificent Seven ETF (the “Fund”), a series of Harbor ETF Trust.

With the addition of Ms. Ghinet as a portfolio manager of the Fund, effective immediately, the following is added to the “Fund Summary – Portfolio Managers” section of the Prospectus:
Adela Ghinet, CFA, CAIA, Head of Thematic Solutions, Managing Director and Portfolio Manager of Harbor Capital Advisors, Inc., has managed the Fund since 2026.

Effective immediately, the following is added to the “The Advisor – Portfolio Management” section of the Prospectus:

PORTFOLIO MANAGER	PROFESSIONAL EXPERIENCE
Adela Ghinet, CFA, CAIA
Ms. Ghinet joined Harbor Capital in 2021 and is the Head of Thematic
Solutions, a Managing Director, and Portfolio Manager. Prior to joining
Harbor Capital, Ms. Ghinet was a Senior Investment Analyst in
Investment Management for Jackson. Before that, she was a Manager
Research Associate for Mercer, where she conducted fixed income manager due diligence and investment research. Ms. Ghinet began her investment career in 2011. She holds a B.S. in Economics and
Mathematics from Northwestern University and is a CFA and CAIA charterholder.

Effective immediately, the following is added to the “The Portfolio Managers - Other Accounts Managed” section of the Statement of Additional Information:

Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)

Munificent Seven ETF (as of August 31, 2026)
Adela Ghinet, CFA, CAIA
All Accounts	—	$—	—	$—	—	$—
Accounts where advisory fee is based on account performance (subset of above)	—	—	—	—	—	—

Effective immediately, the following is added to the “The Portfolio Managers - Securities Ownership” section of the Statement of Additional Information:
As of August 31, 2026, Ms. Ghinet did not beneficially own any shares of Munificent Seven ETF.
Investors Should Retain This Supplement For Future Reference
S0926.PRO.SAI.BBLS